MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

30.        MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were $4,891, $7,540 and $6,909, for the years ended December 31, 2010, 2011 and 2012, respectively.